DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	Wowjoint Holdings Ltd
Entity Central Index Key	0001429360
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	bwowu
Entity Common Stock, Shares Outstanding	7,949,965
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 4,626,799	$ 2,167,718
Accounts receivable, net of allowance for doubtful accounts of $1,502,862 and $1,392,727 at December 31, 2011 and 2010, respectively	12,307,677	17,904,174
Other receivables, net	1,655,766	723,368
Advances to suppliers	8,955,688	3,523,727
Inventories	3,979,034	5,224,257
Costs and estimated earnings in excess of billings	4,413,482	2,690,199
Restricted cash	577,872	921,874
Due from the related parties	76,037	82,191
Total Current Assets	36,592,355	33,237,508
Property, plant and equipment, net of accumulated depreciation of $1,667,572 and $942,207 at December 31, 2011 and 2010, respectively	14,588,952	3,208,396
Intangible asset, net	1,067,336	1,043,694
Prepaid expense - Long-term	0	101,438
Total Assets	52,248,643	37,591,036
LIABILITIES AND SHAREHOLDERS' EQUITY
Short-term loans	3,491,620	1,510,000
Accounts payable and accrued expenses	14,202,819	7,502,717
Advances from customers	5,313,646	1,173,015
Unearned lease income	0	748,333
Taxes payable	4,591,302	5,050,588
Billings in excess of costs and estimated earnings	0	896,649
Other payables	480,817	323,017
Due to related parties	53,972	0
Long-term loan due within one year	476,138
Total Current Liabilities	28,610,314	17,204,319
Long-term loan	1,110,962	0
Shareholders' Equity:
Ordinary Shares ($0.001 par value per share, 49,000,000 authorized shares, 7,971,465 and 7,949,965 issued and outstanding)	7,972	7,950
Additional paid in capital	10,335,915	10,300,247
Statutory surplus reserves	3,024,562	3,024,562
Retained earnings	7,148,925	5,960,944
Accumulated other comprehensive income	2,009,993	1,093,014
Total Shareholders' Equity	22,527,367	20,386,717
Total Liabilities and Shareholders' Equity	$ 52,248,643	$ 37,591,036

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts, net (in dollars)	$ 1,502,862	$ 1,392,727
Accumulated depreciation, net (in dollars)	$ 1,667,572	$ 942,207
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	49,000,000	49,000,000
Common stock, shares issued	7,971,465	7,949,965
Common stock, shares outstanding	7,971,465	7,949,965

CONSOLIDATED STATEMENTS OF OPERATIONS AND CONPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Sales:
Machinery sales	$ 19,599,635	$ 18,194,498
Technical service	1,274,661	5,124,128
Lease income	3,524,125	743,548
Total sales	24,398,421	24,062,174
Cost of goods sold:
Machinery sales	15,562,256	14,361,080
Technical service	886,251	3,377,704
Lease	1,187,404	346,487
Cost of goods sold	17,635,911	18,085,271
Gross profit	6,762,510	5,976,903
Operating expenses:
General and administrative expenses	3,544,343	4,177,048
Selling expenses	1,159,941	1,162,807
Total operating expenses	4,704,284	5,339,855
Income from operations	2,058,226	637,048
Other (income) expenses:
Interest income	(14,137)	(14,451)
Interest expense	298,600	74,374
Bank expense	45,223	66,502
Foreign currency exchange loss	264,441	(23,015)
Other (income) expense	(69,432)	(170,029)
Total other expenses (income)	524,695	(49,419)
Income before income taxes	1,533,531	731,047
Income taxes expenses (benefit)	345,550	306,776
Net income	1,187,981	424,271
Other comprehensive income:
Unrealized foreign currency translation adjustment	916,979	238,861
Comprehensive income	$ 2,104,960	$ 663,132
Earnings per share
Basic (in dollars per share)	$ 0.15	$ 0.09
Diluted (in dollars per share)	$ 0.15	$ 0.09
Weighted average number of shares used in computing earnings per share
Basic (in shares)	7,957,151	7,575,330
Diluted (in shares)	7,957,151	7,575,330

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Statutory Surplus Reserve [Member]	Retained Earnings [Member]	Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2009	$ 5,700	$ 3,571,963	$ 2,674,537	$ 5,536,673	$ 854,153	$ 12,643,026
Balance (in shares) at Dec. 31, 2009	5,700,000
Recapitalization on reverse acquisition	2,250	6,728,284				6,730,534
Recapitalization on reverse acquisition (in shares)	2,249,965
Allocation to reserve			350,025			350,025
Net income				424,271		424,271
Unrealized foreign currency translation adjustment					238,861	238,861
Balance at Dec. 31, 2010	7,950	10,300,247	3,024,562	5,960,944	1,093,014	20,386,717
Balance (in shares) at Dec. 31, 2010	7,949,965
Net income				1,187,981		1,187,981
Stock issued for services	22	35,668				35,690
Stock issued for services (in shares)	21,500
Unrealized foreign currency translation adjustment					916,979	916,979
Balance at Dec. 31, 2011	$ 7,972	$ 10,335,915	$ 3,024,562	$ 7,148,925	$ 2,009,993	$ 22,527,367
Balance (in shares) at Dec. 31, 2011	7,971,465

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 1,187,981	$ 424,271
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	725,365	331,198
Bad debt expense	110,135	82,932
Issuance of common shares for services	35,690	0
Changes in operating assets and liabilities:
Accounts receivable	5,486,362	(4,537,685)
Other receivables	(932,398)	(680,699)
Advances to suppliers	(5,431,961)	(2,733,568)
Inventories	1,245,223	(1,588,929)
Costs and estimated earnings in excess of billings	(1,723,283)	(368,950)
Prepaid expense - Short-term	0	(96,154)
Accounts payables and accrued expenses	6,700,102	3,065,632
Other payables	157,800	65,520
Unearned lease income	(748,333)	748,333
Advances from customers	4,140,631	693,352
Taxes payable	(459,286)	(176,534)
Billings in excess of costs and estimated earnings	(896,649)	873,434
Total adjustments	8,409,398	(4,322,118)
Net cash provided by operating activities	9,597,379	(3,897,847)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash provided by acquisition	0	6,910,534
Purchase of property, plant and equipment	(12,105,921)	(1,778,721)
Prepaid expense - Long-term	101,438
Net cash provided by investing activities	(12,004,483)	5,131,813
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of short-term loans	(1,510,000)	(732,250)
Proceeds from short-term loans	3,491,620	1,510,000
Proceeds from Long-term loans	1,587,100
Restricted cash	344,002	(733,781)
Due from related parties	6,154	(20,273)
Due to related parties	53,972	0
Net cash provided by financing activities	3,972,848	23,696
NET INCREASE IN CASH	1,565,745	1,257,662
EFFECT OF EXCHANGE RATE CHANGES ON CASH	893,336	234,771
CASH, BEGINNING OF YEAR	2,167,718	675,286
CASH, END OF YEAR	4,626,799	2,167,718
SUPPLEMENTAL DISCLOSURES:
Interest paid	219,621	68,571
Income tax paid	$ 427,370	$ 25,752

ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature of Operations [Text Block]

Note 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Wowjoint Holdings Ltd (“Wowjoint”), formerly known as China Fundamental Acquisition Corporation (“CFAC”), was incorporated in Cayman Islands on December 12, 2007. Wowjoint Holdings Ltd and its subsidiaries (together, the “Company”) are in the business of design, manufacturing and sales of a complete line of portable, re-locatable and stationary non-standard heavy duty construction equipment and machinery used in various engineering fields, such as bridge, road and railway construction, as well as in areas of heavy capacity lifting and transporting of concrete beams, boats and shipping containers.

As of December 31, 2011, details of Wowjoint Holdings Ltd’s subsidiaries are as follows

Subsidiaries	Date of Incorporation	Place of incorporation	Percentage of ownership	Principal Activity

Authentic Genius Limited (“AGL”)	December 22, 2009	Hong Kong	100%	Investment holding

Giant Nova Holdings Limited (“Giant Nova”)	December 18, 2009	the British Virgin	100%	Investment holding

Beijing Xin Fu Industry Consulting Co., Ltd. (“BXFI”)	August 31, 2009	the People’s Republic of China (“PRC”)	100%	Investment holding

Beijing Wowjoint Machinery Co., Ltd. (“BWMC” or “Beijing Wowjoint”)	March 3, 2004	PRC	100%	Design and manufacture heavy duty construction equipment and machinery

Beijing Wowjoint Xingyun Co., Ltd. (“BWXC”)	May 10, 2010	PRC	100%	Lease and sell equipment and machinery

Zhenjiang Wowjoint Machinery Co., Ltd. (“ZJWMC”)	April 13, 2011	PRC	100%	Design and manufacture heavy duty construction equipment and machinery

Note: AGL, Giant Nova, BXFI, BWMC, and for the periods subsequent to May 20, 2010, BWXC, are collectively referred to as “Beijing Wowjoint”, unless specific reference is made to an entity.

Acquisition

CFAC was formed as a Special Purpose Acquisition Company, a SPAC, whereby they raised funds in an initial public offering with the intent to apply substantially all net proceeds from the public offering to a business combination. CFAC’s initial public offering was completed in May 2008.

Acquisition of Beijing Wowjoint

On November 30, 2009, CFAC entered into a share purchase agreement with Beijing Wowjoint and all of the shareholders of Beijing Wowjoint, pursuant to which CFAC would acquire all of the outstanding ordinary shares of Beijing Wowjoint. On February 12, 2010, CFAC held a special meeting of its shareholders, during which the acquisition of Beijing Wowjoint was approved.

On February 22, 2010, CFAC consummated its acquisition (the “Acquisition”). At the closing of the acquisition, CFAC acquired all common stock of Beijing Wowjoint from its shareholders for a total consideration of 5,700,000 ordinary shares of the Company. Of the 5,700,000 shares issued, a total of 3,696,735 shares will be held in escrow to be released on February 22, 2014. Subsequent to the acquisition, CFAC changed its name to Wowjoint Holding Limited (“Wowjoint”).

The transaction enabled the shareholders of Beijing Wowjoint, to obtain a majority voting interest in CFAC, a non-operating public company with a significant amount of cash. The Acquisition will be accounted for as a “reverse acquisition” since, immediately following completion of the transaction, the shareholders of Beijing Wowjoint immediately after the acquisition will have effective control of CFAC through (1) their approximately 55% shareholder interest in the combined entity, (2) majority representation on the board of directors, and (3) being named to all of the senior executive officer positions. For accounting purposes, Beijing Wowjoint will be deemed to be the accounting acquirer in the transaction and, consequently, the transaction will be treated as a recapitalization of Beijing Wowjoint, i.e., a capital transaction involving the issuance of share by CFAC for the shares of Beijing Wowjoint. Accordingly, the combined assets, liabilities and results of operations of Beijing Wowjoint became the historical financial statements of CFAC at the closing of the Acquisition, and CFAC assets (primarily cash and cash equivalents), liabilities and results of operations will be consolidated with those of Beijing Wowjoint beginning on the acquisition date. No step-up in basis of intangible assets or goodwill will be recorded in this transaction. As this transaction is being accounted for as a reverse acquisition, all direct costs of the transaction will be charged to additional paid-in capital. Subsequent to the Acquisition, CFAC will be known as Wowjoint.

In connection with the Acquisition, holders of 1,374,089 shares of CFAC’s, from CFAC’s public offering (the “Offering”) and Over-allotment (the “Over-allotment”) from May 2008, elected to redeem their shares for cash at $7.96 per share. In order to facilitate the Acquisition being approved by CFAC shareholders, CFAC, Beijing Wowjoint and their respective affiliates entered into privately negotiated “forward contracts” transactions to purchase 1,696,258 ordinary shares of CFAC from shareholders who had indicated their intention to vote against the Acquisition and seek redemption of their shares for cash. These transactions were entered into prior to the meeting of CFAC shareholders to approve the Acquisition, but would not be completed until the Acquisition was consummated. The redemption purchase and the forward contracts were paid out of funds of CFAC. Prior to the Acquisition, a total of 5,320,312 shares of CFAC were outstanding, subsequent to the redemption and forward contracts a total of 2,249,965 were outstanding.

In addition to the 2,249,965 CFAC shares outstanding prior to the Acquisition, upon completion of the Acquisition on February 22, 2010, warrants underlying 7,264,756 shares exercisable at $5.00 per share became exercisable and have a life until the fourth anniversary of Offering, or until May 15, 2012. CFAC may redeem the warrants, at a price of $0.01 per warrant upon 30 days’ notice while the warrants are exercisable, only in the event that the last sale price of the ordinary shares is at least $10.00 per share for any 20 trading days within a 30 trading day period ending on the third day prior to the date on which notice of redemption is given. In accordance with the warrant agreement relating to the warrants issued in the Offering, CFAC is only required to use its best efforts to maintain the effectiveness of the registration statement covering the Warrants. CFAC will not be obligated to deliver securities, and there are no contractual penalties for failure to deliver securities, if a registration statement is not effective at the time of exercise. The CFAC warrants are comprised of (i) 1,064,062 shares underlying the warrants issued to the shareholders that established CFAC (the “Existing Shareholders”) in a 1:1 proportion to the actual shares issued for CFAC’s establishment, (ii) 1,944,444 shares underlying the warrants sold to investors in a private placement (the “Private Placement Warrants”), sold simultaneously as CFAC was closing the Offering in May 2008, and (iii) 4,256,250 shares underlying the warrants included in the Offering and Over-allotment from May 2008. Included in these warrants are the warrants issued with the 1,374,089 shares that were redeemed, and warrants issued with the 1,696,258 shares that were re-purchased in forward contracts. The shareholders electing to redeem their shares and sell the shares in the forward contracts were permitted to retain the warrants that they had received in the Offering and Over-allotment.

The Existing Shareholders and the holders of the Private Placement Warrants are entitled to registration rights with respect to their outstanding ordinary shares and shares underlying their warrants pursuant to an agreement signed on the closing date of the Offering. The Existing Shareholders are entitled to demand that CFAC register their ordinary shares commencing six months after the consummation of the Acquisition. The holders of the Private Placement Warrants are entitled to demand that CFAC register these securities commencing upon the consummation of the Acquisition. In addition, the Existing Shareholders and holder of the Private Placement Warrants have certain “piggy-back” registration rights on registration statements filed after CFAC’s consummation of the Acquisition.

As CFAC was a non-operating public shell company before the transaction, no step-up in basis of intangible assets or goodwill will be recorded in this transaction and the cost incurred in connection with such transaction have been charged directly to additional paid-in capital. The net book value of acquired assets and liabilities on February 22, 2010 is as follows:

Cash	$6,910,534
Accounts payables and accrued liabilities	184,410
Net assets acquired	$6,726,124

Earn-out Shares

Pursuant to an earn-out provision in the share purchase agreement, CFAC has agreed to issue Realink Group Limited (“Realink”), one of shareholders of Wowjoint, up to 500,000 additional shares if the following performance targets are achieved:

·	200,000 earn-out shares in the event that the closing price per share is at or above US$10.00 for 180 days out of 360 days during the period from the acquisition closing date to the second anniversary of the closing date.
·	200,000 earn-out shares in the event that the closing price per share is at or above US$13.80 for 180 days out of 360 days during the period from the acquisition closing date to the third anniversary of the closing date.
·	100,000 earn-out shares in the event that average daily trading volume is no less than 200,000 shares for six consecutive months during the period from the closing date of the acquisition to the second anniversary of the closing date.

Upon issuance, such shares will be recorded as an adjustment to the accounting acquiree’s basis in the reverse acquisition (i.e., as an adjustment at par value to ordinary shares and additional paid-in capital), and will be included in the calculations of earnings per share from that date.

Reorganization of Beijing Wowjoint prior to Acquisition

(a)	On August 3, 2009, AGL established Beijing Xin Fu Industry Consulting Co., Ltd. (“BXFI”), a wholly-owned foreign enterprise (a “WOFE”) under the law of PRC.

On August 25, 2009, BXFI entered into contractual agreements with Beijing Wowjoint Machinery Co., Ltd. (“BWMC”) and its shareholders, as described below, by which BXFI is deemed the primary beneficiary of BWMC and BWMC being deemed a subsidiary of AGL under the requirements of the U.S. generally accepted accounting principles (“GAAP”).

In accordance with GAAP, BWMC is deemed a variable interest entity (a “VIE”) of BXFI, the primary beneficiary, and is required to be consolidated by BXFI, as BXFI is subject to a majority of the risk of loss for the VIE, or is entitled to receive a majority of the VIE’s residual returns. VIE’s are entities in which their primary beneficiary, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with ownership of the entities. The results of VIE’s, are treated as that of a subsidiary, and are included in the consolidated statements of operations from the effective date of Acquisition.

The assets, liabilities, and non-controlling interest of a consolidated VIE are accounted for as if the entities were consolidated based on voting interests and the usual accounting rules for which the VIE operates are applied as they would to a consolidated subsidiary as follows:

-	Carrying amounts of the VIE are consolidated into the financial statements of BXFI as the primary beneficiary (referred as “Primary Beneficiary” or “PB”)

-	Inter-company transactions and balances, such as revenues and costs, receivables and payables between or among the Primary Beneficiary and the VIE(s) are eliminated in their entirety

-	There is no direct ownership interest by the Primary Beneficiary in the VIE, equity of the VIE is eliminated with an offsetting credit to minority interest.

Based on the contractual agreements, BXFI provides consulting services to BWMC and is entitled to (1) receive a substantial portion of the economic benefits from BWMC; (2) exercise effective control over BWMC and (3) has an exclusive option to purchase all or part of the equity interest in BWMC when and to the extent permitted by the PRC laws. By the virtue of the contractual agreements, BXFI consolidates the operating results, assets and liabilities in BWMC’s financial statements.

The followings are brief description of contracts entered between BXFI and BWMC:

(1)	Exclusive Technical Consulting and Services Agreement - BXFI entered into an Exclusive Technical Consulting and Service Agreement with BWMC, pursuant to which, BXFI exclusively provides consulting services to BWMC in exchange for a percentage of BWMC’s revenue as determined by BXFI. This agreement enables the transfer of substantial portion of economic interests from BWMC to BXFI.

(2)	Equity Pledge Agreement - BXFI, BWMC and its shareholders have entered into an Equity Pledge Agreement, pursuant to which, each of the shareholders of BWMC has pledged all of its equity interests in BWMC to BXFI to guarantee the payment of service fees under the Exclusive Technical Consulting and Service Agreement.

(3)	Voting Rights Proxy Agreement - BXFI and shareholders of BWMC have entered into a Voting Rights Proxy Agreement, pursuant to which, each of the shareholders of BWMC has granted to BXFI and its designated person the power to exercise all voting rights of such shareholder.

(4)	Exclusive Purchase Option Agreement - BXFI and shareholders of BWMC have entered into an Exclusive Call Option Agreement, pursuant to which, each of the shareholders of BWMC has irrevocably and unconditionally granted BXFI or its designated person an exclusive call option to purchase, at any time if and when permitted by the PRC laws, all or any portion of the equity interests in BWMC at the price equal to five percent (5%) of the actual capital contribution made by each shareholder.

The consideration BWMC and its shareholders received for entering into the contractual agreements was of a nominal amount. The contractual agreements were entered into to protect BWMC against possible future foreign ownership restrictions that might currently apply to BWMC. The contractual agreements affords BXFI, and their VIE namely BWMC, the opportunity to access capital market outside of the PRC, which would otherwise not be available to BWMC. If at such time in the future possible PRC ownership restrictions were to be eased with regards to BWMC, and should AGL obtain financing from foreign sources, the structure of the contractual agreements are such that control could go from that of a VIE relationship to that of direct ownership with ease and limited restrictions under PRC laws.

AGL’s wholly-owned subsidiary, BXFI, is the recipient of all the benefits of the contractual relationships. If BXFI is not be able to perform its services under the terms of the contractual agreements, the agreements and the VIE structure would not be in effect. AGL entered into the contractual relationship with the objective of obtaining financing from foreign sources, without which its BXFI subsidiary could not fulfill its contractual agreements with BWMC.

(b)	On December 8, 2010, the ownership of Beijing Wowjoint Machinery Co., Ltd (“BWMC”) was transferred to Beijing Xin Fu Industry Consulting Co., Ltd (“BXFI’). BXFI formerly had no direct equity ownership interest in Beijing Wowjoint and relied on contractual arrangements with Beijing Wowjoint and its shareholders to substantially control and operate BWMC. After the transfer was completed, the Company directly owns 100% of its operating entity BWMC.

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]

Note 2 – BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with the generally accepted accounting principles in the United States (“GAAP”). The basis of accounting differs from that used in the statutory accounts of the Company, which are prepared in accordance with the accounting principles of PRC (“PRC GAAP”). The Company’s functional currency is the United States Dollars (USD) while the Chinese operating subsidiaries’ functional currency is the Chinese Renminbi (RMB). The accompanying consolidated financial statements have been translated and presented in United States Dollars (USD). All significant inter-company transactions and balances have been eliminated.

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires the Company’s management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates, and such differences may be material to the financial statements. Significant estimates include the allowance for doubtful accounts, the allowance for obsolete inventory, the useful lives of plant and equipment, intangible assets, long-term prepaid expenses, and accruals for taxes due.

Principles of Consolidation

The consolidated financial statements include the financial statements of Wowjoint and its subsidiaries. All significant inter-company transactions, balances and unrealized profits and losses have been eliminated on consolidation.

1)	As discussed in Note 1, “Organization and Description of Business”, the financial positions and results of BWMC were consolidated in the financial statements of the Company because BWMC was determined to be a variable interest entity of the Company. On August 4, 2010, BWMC became a subsidiary of the Company. On December 8, 2010 BWMC became a subsidiary of BXFI upon approval of BXFI to acquire BWMC. Such approval was granted by State Administration for Industry & Commerce of the People’s Republic of China (SAIC).

In anticipation of approval of the BXFI’s acquisition of all the equity interest in BWMC from the BWMC shareholders, BXFI and the BWMC shareholders entered into a Stock Transfer Agreement on April 25, 2010. The proceeds to the BWMC shareholders, of 1million RMB (approximately $151,000), under the Stock Transfer Agreement were loaned to BWMC interest free for five years subsequent to the change in the registration of BWMC’s ownership. This loan was formalized in a June 11, 2010 loan agreement, which was subsequently amended on June 11, 2010, whereby the former BWMC shareholders waived all right to the proceeds under the loan agreement.

2)	The financial positions and results of BWLC were consolidated in the financial statements of the Company since its incorporation date on May 10, 2010.

Cash and Cash Equivalents

Cash and cash equivalents represent cash on hand and held with banks, including demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased. At December 31, 2011 and 2010, the Company’s bank balances held in Chinese financial institutions of approximately $4.6 million and $2.2 million, respectively, were uninsured.

Restricted cash

Restricted cash represents amounts held by banks, which are not available for the Company’s general use, as security for issuance of letters of credit, bank acceptance bills, bank borrowings and bank drafts. Upon maturity of the letters of credit and repayment of bank acceptance bills, bank borrowings and bank drafts, the deposits are released by the bank and become available for general use by the Company.

Accounts Receivable

The Company records accounts receivable net of an allowance for doubtful accounts. The Company maintains allowances for doubtful accounts for estimated losses. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, the customer’s historical payment history, its current credit-worthiness and current economic trends. The amount of the provision, if any, is recognized in the consolidated statements of operations within the general and administrative expenses. Accounts are written off after appropriate collection efforts are conducted. The allowance for doubtful accounts as of December 31, 2011 and 2010, was $1,502,862 and $1,392,727, respectively.

Inventories

Inventories other than inventoried cost relating to long-term contracts are stated at the lower of cost or market utilizing the moving average method. Inventoried costs relating to long-term contracts are stated at the actual production cost and tolling cost, and applicable overhead, not in excess of realizable value. An allowance is established when management determines that the carrying value of certain inventories may not be realizable. If inventory costs exceed expected market value due to obsolescence or quantities in excess of expected demand, the Company will record reserves for the difference between the cost and the market value. These reserves are recorded based on estimates and reflected in cost of sales. The provision for inventory obsolescence accounts as of December 31, 2011 and 2010 was $70,163..

Plant and Equipment (Including leased equipment)

Plant and equipment is recorded at cost (including costs of self-construction for leased equipment) and depreciation is provided using the straight-line method over the estimated useful lives of the assets. Expenditures for major additions or improvements, which extend the useful lives of assets, are capitalized. Minor replacements, maintenance and repairs, which do not improve or extend the lives of the assets, are charged to operations as incurred. Disposals are removed at cost less accumulated depreciation, and any resulting gain or loss is reflected in current operations. In accordance with GAAP, the Company examines the possibility of decreases in the value of fixed assets when events or changes in circumstances reflect the fact that their recorded value may not be recoverable.

Depreciation is computed on a straight-line basis over the following estimated useful lives:

Plant	20 years
Furniture and fixtures	5 years
Equipment	5-10 years
Automobiles	5 years

Manufactured equipment deemed to be leased to customers though operating leases whereby the Company is deemed the lessor are included in plant and equipment.

Construction in Progress

Construction in progress consists of costs incurred for construction projects that have not yet been completed. Once these projects are completed, the costs will be transferred to the appropriate property, plant and equipment category.

Impairment of Long-lived Assets

In accordance with GAAP, the Company periodically reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the assets estimated fair value and its book value. The Company did not consider it necessary to record any impairment charges during the years ended December 31, 2011 and 2010.

Foreign Currency Translation

The accompanying consolidated financial statements are presented in USD. The functional currency of the Company is RMB. The consolidated financial statements are translated in USD from RMB at period-end exchange rates as to assets and liabilities and average exchange rates as to revenues and expenses. Equity accounts are translated at their historical exchange rates when the equity transactions occurred. The resulting transaction adjustments are recorded as a component of stockholders’ equity. Gains and losses from foreign currency transactions are included in net income.

	December 31,
	2011	2010
Year ended RMB: USD Exchange rate	6.3647	6.6118
Average yearly RMB: USD Exchange rate	6.47351	6.77875

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into USD at the rates used in translation.

For the years ended December 31, 2011 and 2010 foreign currency translation adjustments of $916,979 and $238,861, respectively, have been reported as other comprehensive income in the consolidated financial statements.

Fair Value of Financial Instruments

Effective January 1, 2008, the Company adopted ASC 820-Fair Value Measurements and Disclosure or ASC 820 for assets and liabilities measured at fair value on a recurring basis. ASC 820 establishes a common definition for fair value to be applied to existing generally accepted accounting principles that require the use of fair value measurements establishes a framework for measuring fair value and expands disclosure about such fair value measurements. The adoption of ASC 820 did not have an impact on the Company’s financial position or operating results, but did expand certain disclosures.

ASC 820 defines fair value as the price that would be received upon sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1:	Observable inputs such as quoted market prices in active markets for identical assets or liabilities

Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data

Level 3:	Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions.

Cash and cash equivalents include money market securities and commercial paper that are considered to be highly liquid and easily tradable. These securities are valued using inputs observable in active markets for identical securities and are therefore classified as Level 1 within the fair value hierarchy.

In addition, the Company did not elect the fair value options for any of its qualifying financial instruments.

Revenue Recognition

The Company generates revenue from the design, engineering, manufacturing and sales of customized heavy lifting and carrier equipment used in various engineering projects involving the construction of bridges, highways, railways and other applications requiring lifting and carrying capability.

In general, the Company records revenue when persuasive evidence of an arrangement exists, services have been rendered or product delivery has occurred, the sales price to the customer is fixed or determinable, and collectability is reasonably assured. The following policies reflect specific criteria for the various revenues streams of the Company:

Contract Accounting

In accounting for long-term engineering and construction-type contracts, the Company follows the provisions of ASC 605-35-05-7 Percentage-of-Completed-Method (formerly the AICPA’s Statement of Position 81-1 Accounting for Performance of Construction-Type and Certain Production-Type Contracts). The Company recognizes revenues using the percentage of completion method of accounting by relating contract costs incurred to date to the total estimated costs at completion. Contract prices and cost estimates are reviewed periodically as work progresses and adjustments proportionate to the percentage of completion are reflected in contract revenues and gross profit in the reporting period when such estimates are revised. This method of revenue recognition requires the Company to prepare estimates of costs to complete contracts in progress. In making such estimates, judgments are required to evaluate contingencies such as potential variances in schedule, the cost of materials and labor, and productivity; and the impact of change orders, liability claims, contract disputes, and achievement of contractual performance standards which may result in revisions to costs and income and are recognized in the period in which the revisions are determined. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined. The asset, “costs and estimated earnings in excess of billings,” represents revenues recognized in excess of amounts billed. The liability, “billings in excess of costs and estimated earnings”, represents billings in excess of revenues recognized.

Payments received before all of the relevant criteria for revenue recognition are satisfied are recorded as advances from customers. Advances from customers as of December 31, 2011 and 2010, amounted to $5,313,646 and $1,173,015, respectively.

The Company also generates technical services income in accordance with terms stated in the agreements with its customers.

The Company’s revenue consists of the invoiced value of goods, net of a value-added tax (VAT). No product return or sales discount allowance is made as products delivered and accepted by customers are normally not returnable and a sales discount is normally not granted after products are delivered.

Service Revenue

The Company provides technical and consultation service to its customers. Service revenue is recognized when the service is performed.

Spare Parts revenue

The Company recognizes sales of spare parts upon delivery.

Lease Revenue

The Company provides machinery lease to its customers. Lease revenue is recognized based on equipment usage in accordance with terms of the contract.

The Company has entered into three operating lease with their customers and charged to customers by the working volume every month.

During the year of 2011, the company recognized leasing revenue $3,524,125 with cost of $1,187,404.

Advertising Expenses

Advertising expenses consist primarily of costs of promotion for corporate image and product marketing and costs of direct advertising. The Company expenses all advertising expenses as incurred and classifies these expenses under selling expenses, which amounted to $31,778 , $61,119, for the years ended December 31, 2011 and 2010,respectively.

Research and Development

The Company expenses all research and development expenses as incurred and classifies these expenses under general and administrative expenses, which amounted to $691,662 and $675,709 for the years ended December 31, 2011 and 2010, respectively.

Income Taxes

The Company is subject to the Income Tax Law of the People’s Republic of China. Income taxes are accounted for under FASB ASC-740 Income Taxes or ASC 740. Under the asset and liability method of ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases and tax loss carry forwards. Any deferred tax assets and liabilities would be measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

Beginning January 1, 2008, the new Enterprise Income Tax (“EIT”) Law of China replaced the existing China laws for Domestic Enterprises (“DES”) and Foreign Invested Enterprises (“FIEs”). The new standard EIT applicable to high technology corporations is 15%.

The Company has received a 50% tax exemption (Tax Exemption Certificate) from the tax authorities in the PRC for the corporate enterprise income tax for the calendar years ended 2008 and 2009. The reduced income tax rate for the company is 7.5% and will be effective until December 31, 2009. From January 1, 2010 to the present, the income tax rate applicable to the Company is 15%.

Accumulated Other Comprehensive Income

The accounts of Beijing Wowjoint were maintained and its financial statements were expressed in Chinese Renminbi (RMB). Such financial statements were translated into United States Dollars (USD) in accordance with US GAAP, with the USD as the functional currency. All balance sheet items, assets and liabilities are translated at the current exchange rates of the balance sheet dates, shareholders’ equity is translated at the historical rates and income statement items are translated at the average exchange rate for the period. The resulting translation adjustments are reported under other comprehensive income in accordance with GAAP as a component of shareholders’ equity.

During the year of 2011 and 2010, the transactions of Beijing Wowjoint were denominated and recorded in RMB at the rates of exchange in effect when the transactions occur. Exchange gains and losses are recognized for the different foreign exchange rates applied when the foreign currency assets and liabilities are settled. Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred. During the year ended December 31, 2011, the 2010, the Company recorded a net foreign currency exchange loss and gain of $264,441 and ($23,015), respectively.

Accumulated other comprehensive income consisted of unrealized gains or losses resulting from the translation of financial statements from RMB to US dollars. As of December 31, 2011 and 2010, the unrealized foreign currency translation adjustments were gains of $2,009,993, $1,093,014, respectively.

Segment Reporting

GAAP requires the use of the management approach model for segment reporting. The management approach model is based on how a company’s management organizes segments within the company for making operating decisions and assessing performance. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company. Based on this model, the Company has one reportable business segment, the manufacture and marketing of non-standard heavy lifting and carrying equipment in China.

Risks and Uncertainties

The Company is subject to substantial risks from, among other things, intense competition associated with the industry in general, other risks associated with financing, liquidity requirements, rapidly changing customer requirements, limited operating history, foreign currency exchange rates and the volatility of public markets.

The Company’s operations are carried out in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC, and by the general state of the PRC’s economy. The Company’s business may be influenced by changes in PRC governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Contingencies

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur.  The Company’s management and legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment.  In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s legal counsel evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s financial statements.  If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, would be disclosed.

Loss contingencies considered to be remote by management are generally not disclosed unless they involve guarantees, in which case the guarantee would be disclosed.

Reclassifications

Certain amounts in the prior year financial statements have been reclassified to conform with the current year’s presentation. Such reclassifications had no effect on previously reported net income or net assets.

Recent Accounting Pronouncements

The following is a list of recent accounting pronouncements summarized below:

-

In September 2011, the FASB issued ASU 2011-08, "Testing Goodwill for Impairment." ASU 2011-08 will allow companies to assess qualitative factors to determine if it is more-likely-than-not that goodwill might be impaired and whether it is necessary to perform the two-step goodwill impairment test required under current accounting standards. ASU 2011-08 will be effective for annual and interim goodwill impairment tests performed for annual reporting period beginning after December 15, 2011, with early adoption permitted. The adoption of this ASU did not have a material impact on its consolidated financial statements.

-

In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income: Presentation of Comprehensive Income." ASU 2011-05 will require companies to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements. ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. ASU 2011-05 does not change the items which must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income. ASU 2011-05 will be effective for the first interim and annual periods beginning after December 15, 2011. Further, in December 2011, the FASB issued ASU 2011-12, "Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05." The Company believes the adoption of this guidance concerns disclosure only and will not have a material impact on its consolidated financial statements.

-

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-04, "Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs." ASU 2011-04 changes the wording used to describe the requirements in generally accepted accounting principles in the United States ("U.S. GAAP") for measuring fair value and for disclosing information about fair value measurements in order to improve consistency in the application and description of fair value between U.S. GAAP and International Financial Reporting Standards ("IFRS"). ASU 2011-04 clarifies how the concepts of highest and best use and valuation premise in a fair value measurement are relevant only when measuring the fair value of nonfinancial assets and are not relevant when measuring the fair value of financial assets or of liabilities. In addition, ASU 2011-04 expanded the disclosures for the unobservable inputs for Level 3 fair value measurements, requiring quantitative information to be disclosed related to (1) the valuation processes used, (2) the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs, and (3) use of a nonfinancial asset in a way that differs from the asset's highest and best use. ASU 2011-04 will be effective for the first interim and annual reporting period beginning after December 15, 2011 and early adoption is prohibited. The Company is currently evaluating the future impact of this new accounting update on its consolidated financial statements.

A variety of proposed or otherwise potential accounting standards are currently under study by standard setting organizations and various regulatory agencies. Due to the tentative and preliminary nature of those proposed standards, management has not determined whether implementation of such proposed standards would be material to our financial statements.

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

Note 3 – ACCOUNTS RECEIVABLE

A significant percentage of contract value is billed upon the delivery of the equipment to our customers. Accounts billed represent billed amounts. Unbilled amounts represent sales for which billings have not been presented to customers at year end. (See Note 15)

Accounts receivable consisted of the following:

	December 31,
	2011	2010
Amount billed	$10,521,420	$17,226,713
Retainage, subsequent to completion of contracts and acceptance by the owners	3,289,119	2,070,188
Accounts receivable	13,810,539	19,296,901
Less: Allowance for doubtful accounts	(1,502,862)	(1,392,727)
Accounts receivables, net	$12,307,677	$17,904,174

Retainage, with respect to accounts receivable, is the balance invoiced but not paid by customers pursuant to retainage provisions in long-term contracts due upon completion of the contracts and acceptance by the customer after an evaluation period to determine that the machine is operating in accordance with the sales contractual agreement. Retainage not invoiced, and prior to the completion of the customary evaluation period accorded to customer, is accounted for as costs and estimated earnings and billings.

ADVANCES TO SUPPLIERS	12 Months Ended
Dec. 31, 2011
Advance To Suppliers Disclosure [Abstract]
Advance To Suppliers Disclosure [Text Block]

Note 4 – ADVANCES TO SUPPLIERS

The Company advances to certain vendors for the purchase of materials. As of December 31, 2011 and 2010,the advances to suppliers amounted to $8,955,688, $3,523,727 respectively.

INVENTORIES	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

Note 5 –INVENTORIES

Inventories are summarized as follows:

	December 31,
	2011	2010
Raw materials and Inventoried Costs	$3,979,034	$5,224,257

Inventoried cost, are costs relating to the assembly of sub-component parts available for future use on various types of machines manufactured by the Company, and for costs relating to the construction of equipment which has not been contracted by a customer, but which Company management has determined is readily saleable in the construction equipment industry. Total inventoried costs as of December 31, 2011 and 2010, was $434,591 and 1,646,583, respectively.

PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 6 – PLANT AND EQUIPMENT

Plant and equipment consisted of the following:

	December 31,
	2011	2010
Plant	$1,346,170	$1,280,820
Furniture and fixtures	64,327	61,201
Equipment	8,862,018	905,830
Automobiles	411,498	391,497
	10,684,013	2,639,348
Construction in progress	5,572,511	1,511,255
Less: Accumulated depreciation	(1,667,572)	(942,207)
Plant and equipment, net	$14,588,952	$3,208,396

Plant and equipment are recorded at cost basis. Gains or losses on disposals are reflected as gain or loss in the year of disposal. The cost of improvements that extend the life of plant and equipment are capitalized. These capitalized costs may include structural improvements, equipment and fixtures. All ordinary repair and maintenance costs are expensed as incurred.

Included in Equipment, is $6,150,173 that was produced for operating leasing that is leased to our customers..

Depreciation for financial reporting purposes is provided using the straight line method over the estimated useful lives of the assets. The Company had depreciation expense of $725,365 and $331,198 for the years ended December 31, 2011 and 2010, respectively.

INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

Note 7 – INTANGIBLE ASSETS

Land Use Right

According to the laws of the PRC, the government owns all the land in the PRC. Companies or individuals are authorized to possess and use the land only through land use rights granted by the Chinese government. Land use rights are being amortized using the straight-line method over the lease term of 40 years.

Land use rights consisted of the following:

	December 31,
	2011	2010
Land use rights	$1,185,929	$1,128,318
Less: Accumulated amortization	(118,593)	(84,624)
	$1,067,336	$1,043,694

Total amortization expenses of land use right for the years ended December 31, 2011,and 2010 amounted to $33,969 and $29,908, respectively.

Future amortization expenses of the intangible asset are as follows:

Year ended December 31, 2012	$33,969
Year ended December 31,2013	33,969
Year ended December 31,2014	33,969
Year ended December 31,2015	33,969
Year ended December 31,2016	33,969
Thereafter	897,491
$1,067,336

LOANS	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Debt Disclosure [TextBlock]

Note 8 – LOANS

Short-term loans were as follows:

	December 31,
Description	2011		2010
Loan payable to Xi Zhimen Branch of ICBC, interest at 5.84% annually, due by June 30, 2011, with collateral consisting of buildings and land use rights.	$		$1,510,000

Loan payable to Zhongguancun Branch of ICBC, interest at 6.56% annually, due by December 15, 2012, with collateral consisting of buildings and land use rights.		1,587,074

Loan payable to China Minsheng Bank, interest at 9.09% annually, due by March 29, 2012.		793,594

Loan payable to China Merchant Bank of Beijing Bank, interest at 6.94% annually, due by July 21, 2012.		1,110,952

		$3,491,620	$1,510,000

In January 2012, we repaid the RMB 5,000,000 ($793,594) to China Minsheng Bank before the due date.

In March 2012, we signed a new loan contract from China Minsheng Bank, amounting to RMB 5,000,000.

Long-term loans were as follows:

	December 31,
Description	2011	2010
Loan payable to China Development Bank, interest at 6.1% annually, due by Feb 24, 2014, with collateral consisting of buildings and land use rights.	$1,587,100	$-

	$1,587,100	$-

The interest expense was $298,600 and 74,374, for the years ended December 31, 2011 and 2010, respectively.

As of December 31, 2011, we maintain in total RMB 62 million (approximately $9.8 million) in rolling credit facilities, of this amount:

1)	Industrial and Commercial Bank of China Limited (“ICBC”) extended RMB40 million ($6.4 million) facilities, of which RMB10 million ($1.6 million) has been used for funding of procurement and purchases related to the company’s business, and RMB30 million ($4.8 million) has been extended for the issuance of guarantees, letters of credit, bid bonds and performance bonds. These facilities carry an interest rate equal to 1.05 times the People’s Bank of China’s benchmark lending rate.

2)	China Development Bank extended a RMB10 million (US$1.6 million) working capital facility. The current expiration date for the loan agreement is February 24, 2014, with RMB3 million scheduled to be repaid on February 24, 2012, RMB3 million to be repaid on February 24, 2013 and the remaining RMB4 million to be repaid on February 24, 2014. RMB loans carry an interest rate equal to the People’s Bank of China’s three-year benchmark lending rate;

3)	China Minsheng Bank extended a RMB5 million (US$0.8 million) facility to provide short-term liquidity and working capital. The current expiration date for the loan agreement is March 29, 2012. We repaid the whole amount in January of 2012, and renewed the contract for RMB5 million in April of 2012.

4)	China Merchant Bank extended a RMB7 milliion (US$1 million) facility to provide short-term liquidity and working capital. The current expiration date for the loan agreement is July 21, 2012. RMB loans carry an interest rate equal to 1.05 times the People’s Bank of China’s benchmark lending rate.

As of December 31, 2011, approximately $7 million was outstanding under the credit facility, leaving $2.8 million available under the credit facility with the bank allows the company to bid on projects and is not reflected on the balance sheet as of December 31,2011..

ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

Note 9 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses are the following:

	December 31,
	2011	2010
Accounts payable	$11,387,293	$7,099,240
Accrued expenses	2,661,364	256,804
Accrued warranty cost	154,162	146,673
Total	$14,202,819	$7,502,717

The Company’s equipments are typically sold with one year warranty from the date of sales against defects in materials, Warranty cost   is   accrued   as revenue   is   recognized. Cost of warranties   is   estimated   based   on the Company’s experience in recent years. Actual   warranty   costs when incurred are   charged   against   accrued   warranty   liability. The Company did not accrue warranty expense during the year ended December 31, 2011 and 2010, as their accrued warranty ($154,162) was adequate to compensate for expected future warranty costs as of those respective dates.

OTHER PAYABLES	12 Months Ended
Dec. 31, 2011
Other Liabilities Disclosure [Abstract]
Other Liabilities Disclosure [Text Block]	Note 10 – OTHER PAYABLES Other payables comprised of the following:
	December 31,
	2011	2010
Payable to employees	$107,996	$62,601
Payable to other companies	372,821	260,416
Total	$480,817	$323,017

TAXES PAYABLES	12 Months Ended
Dec. 31, 2011
Taxes Payable [Abstract]
Taxes Payables Disclosure [Text Block]

Note 11 – TAXES PAYABLES

Tax payables are summarized as follows:

	December 31,
	2011	2010
VAT tax payables	$4,183,815	$4,431,547
Business tax payables	-	22,873
Income tax liability	411,638	567,389
Individual Income tax payable		23,946
Other tax payable	(4,151)	4,833
Total taxes payable	$4,591,302	$5,050,588

Enterprises or individuals, who sell commodities, engage in repair and maintenance or import or export goods in the PRC are subject to a value added tax (VAT) in accordance with Chinese Laws. The VAT standard rate is 17% of the gross sale price. A credit is available whereby VAT paid on the purchases of semi-finished products or raw materials used in the production of the Company’s finished products can be used to offset the VAT due on the sales of the finished products.

In accordance with common market practice in China, the company pays VAT to tax authorities based on the VAT invoices it issues to customers. For the projects which the company has completed but has not issued invoices, the company classified the VAT tax to “Cost and estimated earnings in excess of billing” from “Accounts Receivables”, not included in Accounts Receivable on its balance sheet.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 12– INCOME TAXES

On March 16, 2007, the National People’s Congress of China approved the new Corporate Income Tax Law of the People’s Republic of China (the “New CIT Law”), which was effective from January 1, 2008.

Prior to January 1, 2008, the CIT rate applicable to corporations in the PRC was 33%, which is composed of 30% national income tax and 3% local income tax. After January 1, 2008, under the New CIT Law, the corporate income tax rate applicable to our subsidiaries is 25%. The New CIT Law has an impact on the deferred tax assets and liabilities of the Company. The Company adjusted deferred tax assets as of December 31, 2011 and 2010 was approximately $243,000 and $231,000, respectively, based on the Company’s best estimate. The deferred tax assets arose primarily due to timing differences with respect to PRC taxes. These deferred tax assets have been netted against the Company’s income tax liability. The Company will continue to assess the impact of such new tax laws in the future. The effects arising from the enforcement of the New CIT Law have been reflected in the accounts. Beginning January 1, 2008, the new Enterprise Income Tax (“EIT”) law replaced the existing laws for Domestic Enterprises (“DES”) and Foreign Invested Enterprises (“FIEs”).

The key changes in the new law are:

-	The new standard EIT rate of 25% replaced the 33% rate currently applicable to both DES and FIEs, except for High Tech companies who pay a reduced rate of 15%; and

-	Companies established before March 16, 2008 will continue to enjoy tax holiday treatment approved by the local government for a grace period of the next 5 years or until the tax holiday term is completed, whichever is sooner.

The Company is a high technology company and enjoys the benefit of a reduced income tax rate at 15%. The applicable new EIT for the Company was 7.5% until December 31, 2009. For the years ending December 31, 2010 and 2011, the company’s income tax rate was 15%.

In accordance with the New CIT Law, enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC territory are considered PRC resident enterprises and subject to the PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management" refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2011, no detailed interpretation or guidance has been issued to define “place of effective management”. Furthermore, as of December 31, 2011, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. If the Company were to have non-PRC incorporated entities that are deemed PRC tax residents, such entities would be subject to PRC tax under the New CIT Law. The Company has analyzed the applicability of this law, as of December 31, 2011, and the Company has not accrued for PRC tax on such basis. The Company will continue to monitor changes in the interpretation or guidance of this law.

The New CIT Law also imposes a 10% withholding income tax, subject to reduction based on tax treaty where applicable, for dividends distributed by a foreign invested enterprise to its immediate holding company outside China. Such dividends were exempted from PRC tax under the previous income tax law and regulations. The foreign invested enterprise is subject to the withholding tax starting from January 1, 2008. There were no dividends distributed during the years ended December 31, 2011, and 2010,.

The table below summarizes the reconciliation of the Company’s income tax provision (benefit) computed at the statutory rate in the PRC and the effective tax rate.

	Year Ended December 31, 2011	Year Ended December 31, 2010

Income tax provision (benefit)	38%	71%
Abatement of taxes – Technology enterprises	(15)%	(29)%
Tax provision (benefit)	23%	43%

The Company uses FASB ASC 740 (formerly FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”)). – An Interpretation of FASB Statement No. 109, Accounting for Income Taxes. The Interpretation addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under FIN 48, we may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. FIN 48 also provides guidance on recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures. As of December 31, 2011 and 2010, the Company did not have a liability for unrecognized tax expenses.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 13 – RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. The due from/ to related parties represents advances to / or from entities controlled by the Company’s shareholders, or the shareholders themselves. The amounts are unsecured, non interest bearing and due on demand.

Beijing Runtuo Industry &Technology Co. Ltd. (“Beijing Runtuo”) is a related party of the Company. The CEO of the Company owns part of an entity that is a shareholder of Beijing Runtuo. The Company has advanced to Beijing Runtuo $76,037 and $82,191, as of December 31, 2011 and 2010, respectively. As of December 31, 2011, the Company has a liability amounting $53,972 to Beijing Wowjoint Mechanical and Electrical Equipment Co., (“Wowjoint Mechanical”) a related party of the Company. The CEO of the Company is the CEO and a shareholder in Wowjoint Mechanical. All advances and liabilities as of December 31, 2011 were subsequently repaid or collected.

COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS	12 Months Ended
Dec. 31, 2011
Costs And Estimated Earnings In Excess Of Billings Disclosure [Abstract]
Costs And Estimated Earnings In Excess Of Billings Disclosure [Text Block]

Note 14 – COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS

The current assets, “costs and estimated earnings in excess of billings” on contract in progress, represent cumulative revenues recognized in excess of the cumulative amount billed to customers. Included in cost and estimated earnings in excess of billings are unbilled receivables on contracts, or portions of contracts, that have been recorded in sales on attainment of sales or revenue criteria, though appropriately recognized, cannot be billed yet under the contracts as of the balance sheet date. Included in costs and estimated earnings in excess of billings is retainage not invoiced, which is typically 5%-10% of a construction contract. Retainage not invoiced, and prior to the completion of the customary evaluation period accorded to customer, is accounted for as costs and estimated earnings and billings. Retainage is typically invoiced to our customer one year after delivery of construction equipment. This extended payment period for the last portion of a contract is given to allow the customer to operate their equipment and notify the Company if adjustments to the equipment are required.

As of December 31, 2011 and 2010, costs and estimated earnings in excess of billings are as follows:

	December 31,
	2011	2010
Contract costs incurred plus recognized profits less recognized losses to date	$22,564,799	$24,821,035
Less: Progress billings to date	(18,151,317)	(22,130,836)
Costs and estimated earnings in excess of billings	$4,413,482	$2,690,199

The timing of when we bill our customers is generally based on advance billing terms or contingent upon completion of certain phases of the work, as stipulated in the contract. Costs and estimated earnings in excess of billings at December 31, 2011 and 2010 are typically billed within one year.

BILLINGS IN EXCESS OF COSTS AND ESTIMATD EARNINGS	12 Months Ended
Dec. 31, 2011
Billings In Excess Of Costs And Estimatd Earnings Disclosure [Abstract]
Billings In Excess Of Costs And Estimatd Earnings Disclosure [Text Block]

Note 15 - BILLINGS IN EXCESS OF COSTS AND ESTIMATED EARNINGS

The current liability, “billings in excess of costs and estimated earnings” on contract, represents the amount billed in excess of revenues recognized. Based on normal sales contract terms, our customers pay 20%-30% of total contract value as a deposit. Payments received on contracts not yet started are recorded as advances from customers. Billings in excess of costs and estimated earnings” are payments received on contracts that have been started and where the payment on the contract exceeds work progress to date. As work progresses on contracts, billings in excess of costs and estimated earnings will gradually decrease to zero.

As of December 31, 2011 and 2010, billings in excess of cost and estimated earnings are as follows.

	December 31,
	2011	2010
Progress billings to date	$-	$1,723,818
Less: Contract costs incurred plus recognized profits less recognized losses to date	-	(827,169)
Billings in excess of costs and estimated earnings	$-	$896,649

ORDINARY SHARES	12 Months Ended
Dec. 31, 2011
Stockholders Equity Note [Abstract]
Stockholders Equity Note Disclosure [TextBlock]

Note 16 – ORDINARY SHARES

Prior to Acquisition, CFAC has issued and outstanding 5,320,312 ordinary shares.

As described in Note 1, Wowjoint issued 5,700,000 ordinary shares to Beijing Wowjoint’s shareholders on February 22, 2010. In connection with the Acquisition, the holders of 1,374,089 of the ordinary shares sold in CFAC's initial public offering elected to redeem their shares. Wowjoint also entered into "forward contracts" to purchase 1,696,258 ordinary shares in privately negotiated transactions from shareholders who would otherwise have voted against the business combination.

After giving effect to the issuance of 5,700,000 ordinary shares to Wowjoint’s shareholders, the redemptions and the forward contract payments, there are 7,949,965 ordinary shares of Wowjoint outstanding as of December 31, 2011.

The movement of ordinary shares during the year ended in December 31, 2010 and 2011 is summarized below:

Issued and outstanding shares of CFAC prior to acquisition	5,320,312
Shares redeemed	(1,374,089)
Shares under forward contact	(1,696,258)
2,249,965
Shares issued to Beijing Wowjoint’s shareholders	5,700,000
Outstanding shares as at December 31, 2010 and 2011	7,949,965

The company issued stock compensation of 21,500 common shares in October 2011 for services performed by a financial consultant. These shares were valued at market on the date of their approval for issuance. The company recorded $35,690 in compensation expense, included in general and administrative expenses, related to this share issuance,

STATUTORY SURPLUS RESERVE	12 Months Ended
Dec. 31, 2011
Statutory Surplus Reserve Disclosure [Abstract]
Statutory Surplus Reserve Disclosure [Text Block]

Note 17 – STATUTORY SURPLUS RESERVE

In accordance with the laws and regulations of PRC, it is required that before an enterprise registered in the PRC distributes profits, it must first satisfy all tax liabilities, provide for losses incurred in previous years, and make allocations to its statutory surplus reserves. The Company’s PRC subsidiaries are required to transfer 10% of their after-tax profits to a statutory surplus reserve until the reserve balance reaches 50% of its registered capital, which must be completed prior to dividend distribution. Statutory surplus reserves may be utilized to offset prior years’ losses or to increase registered capital. Usage of the statutory surplus reserves should not result in its balance falling below 25% of registered capital, unless the reserves are used to reduce incurred losses. At December 31, 2011 and 2010 the balance of statutory surplus reserves was $3,024,562, .

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

Note 18 – EARNINGS PER SHARE

Basic and diluted earnings per share have been calculated as follows

	Year Ended December 31, 2011	Year Ended December 31, 2010
Net income, basic and diluted	$1,187,981	$412,081
Weight average number of shares outstanding, basic and diluted	7,957,151	7,575,330
Earnings per share, basic and diluted	$0.15	$0.06

For accounting period prior to the date of reverse acquisition, the number of shares included in the earnings per share calculation has been retroactively restated to reflect the number of shares to which Beijing Wowjoint shareholders are entitled in the share purchase agreement.

As disclosed in Note 1, an earn-out provision in the share purchase agreement provides for up to an additional 500,000 ordinary shares being issued, the issuance of which is contingent upon certain performance criteria. As such contingency has not been met as of December 31, 2011, the above basic and diluted earnings per share have not included these issuable ordinary shares. In addition, diluted earnings per share exclude 1,786,056 ordinary shares, issuable upon the exercise of warrants, since the exercise price of these warrants were in excess of the average market price of the Company’s ordinary shares.

MAJOR CUSTOMERS AND VENDORS	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [TextBlock]

 Note 19 – MAJOR CUSTOMERS AND VENDORS

Major vendors

There were two vendors from which the Company purchased more than 10% of its raw materials for the year ended December 31, 2011, with each vendor accounting for about 14% and 11%, respectively, of its raw material purchases.

There were two vendors from which the Company purchased more than 10% of its raw materials for the year ended December 31, 2010, with each vendor accounting for about 12% and 11%, respectively, of its raw material purchases.

Major customers

There were three customers accounting for over 10% of the total sales for the year ended December 31, 2011, with each customer accounting for about 31%, 26% and 15%, respectively, of total sales over this period.

There were three customers accounting for over 10% of the total sales for the year ended December 31, 2010, with each customer accounting for about 37%, 20% and 19%, respectively, of total sales over this period.

Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Contingencies Disclosure [Text Block]

Note 20 – Contingencies

On December 23, 2011, we received two subpoenas from the Securities and Exchange Commission. The subpoenas require that Wowjoint provide certain documents to the SEC and that a representative of Wowjoint testify before the SEC. As stated in the SEC correspondence that accompanied the subpoenas, the investigation and subpoenas should not be construed as an indication that violations of laws have occurred. The investigation is a non-public fact finding inquiry. It is not possible at this time to predict the outcome of the SEC investigation, including whether or when any proceedings might be initiated, when these matters may be resolved or what, if any, penalties or other remedies may be imposed. Wowjoint is committed to cooperating with the SEC. The investigation may require considerable legal expense and management’s time and attention. Moreover, if the SEC were to initiate an enforcement proceeding against us or our officers or both, an enforcement proceeding could subject us or our management to injunctions, fines, and other penalties or sanctions or result in private civil actions, loss of key personnel, or other adverse consequences.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 21 – SUBSEQUENT EVENTS

The following material events have occurred subsequent to December 31, 2011:

On April 8, 2012, a special 6% stock dividend was paid to all holders of ordinary share, and holders of unit consisting one ordinary share and one warrant as of record date of March 31, 2012. Prior to the stock dividend, there were 7,903,922 ordinary shares issued and outstanding as of December 31, 2011. After the 6% stock dividend, there are 8,401,468 ordinary shares issued and outstanding as of April 26, 2012.

On March 22, 2012, the company commenced a tender offer (the “Offer”) to all holders of the Company’s outstanding warrants to purchase an aggregate of 7,700,642 of the Company’s ordinary shares, to receive one (1) share in exchange for every 15.9 warrants tendered by the holders of warrants. The Offer will expire until 5:00 p.m., New York City time, on July 17, 2012, unless further extended by the company.

On April 17, the board of directors of the company approved extension of the expiration date of the warrants to May 15, 2013 (from May 15, 2012, the expiration date provided by the original terms of the Warrants). Except for the extension of the expiration date, the terms of the warrants remain unchanged.